Segmented information (Tables)	6 Months Ended
Jun. 30, 2026
Operating Segments [Abstract]
Schedule of Segmented Information
The following tables present financial information by segment for the three month periods ended June 30, 2026 and 2025.

For the three month period ended June 30, 2026	Note	Bell CTS Canada (1)	Bell CTS U.S. (2)	Bell CTS	Bell Media	Inter-segment eliminations	BCE
Operating revenues
External service revenues		4,430	234	4,664	827	—	5,491
Inter-segment service revenues		7	—	7	91	(98)	—
Operating service revenues		4,437	234	4,671	918	(98)	5,491
External/operating product revenues		685	—	685	—	—	685
Total external revenues		5,115	234	5,349	827	—	6,176
Total inter-segment revenues		7	—	7	91	(98)	—
Total operating revenues (3)		5,122	234	5,356	918	(98)	6,176
Operating costs	6	(2,759)	(139)	(2,898)	(674)	98	(3,474)
Adjusted EBITDA (4)		2,363	95	2,458	244	—	2,702
Severance, acquisition and other costs	7	(43)	(6)	(49)	(1)	—	(50)
Depreciation and amortization		(1,215)	(101)	(1,316)	(60)	—	(1,376)
Impairment of assets		(6)	—	(6)	—	—	(6)
Adjusted EBIT		1,099	(12)	1,087	183	—	1,270
Finance costs
Interest expense							(469)
Net return on post-employment benefit plans	12						36
Net loss on investments							(2)
Other income	8						58
Income taxes							(264)
Net earnings							629
(1)Includes all subsidiaries of Bell CTS with the exception of Ziply Fiber and its subsidiaries.
(2)Includes the results of Ziply Fiber exclusively.
(3)Revenues from Bell CTS Canada and Bell Media are substantially generated in Canada and revenues from Bell CTS U.S. are generated in the U.S.
(4)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

For the three month period ended June 30, 2025	Note	Bell CTS	Bell Media	Inter-segment eliminations	BCE
Operating revenues
External service revenues		4,509	758	—	5,267
Inter-segment service revenues		7	85	(92)	—
Operating service revenues		4,516	843	(92)	5,267
External/operating product revenues		818	—	—	818
Total external revenues		5,327	758	—	6,085
Total inter-segment revenues		7	85	(92)	—
Total operating revenues (1)		5,334	843	(92)	6,085
Operating costs	6	(2,895)	(608)	92	(3,411)
Adjusted EBITDA (2)		2,439	235	—	2,674
Severance, acquisition and other costs (3)	7	(37)	(4)	—	(41)
Depreciation and amortization (3)		(1,224)	(63)	—	(1,287)
Impairment of assets (3)		(8)	—	—	(8)
Adjusted EBIT		1,170	168	—	1,338
Finance costs
Interest expense					(442)
Net return on post-employment benefit plans	12				26
Net losses on investments (3)					(8)
Other expense (3)	8				(30)
Income taxes					(240)
Net earnings					644
(1)In Q2 2025, we had two segments, Bell CTS and Bell Media, and their revenues were substantially generated in Canada.
(2)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
(3)We have presented amounts from the previous period to make them consistent with the presentation for the current period.
The following tables present financial information by segment for the six month periods ended June 30, 2026 and 2025.

For the six month period ended June 30, 2026	Note	Bell CTS Canada (1)	Bell CTS U.S. (2)	Bell CTS	Bell Media	Inter-segment eliminations	BCE
Operating revenues
External service revenues		8,857	468	9,325	1,516	—	10,841
Inter-segment service revenues		13	—	13	180	(193)	—
Operating service revenues		8,870	468	9,338	1,696	(193)	10,841
External/operating product revenues		1,503	—	1,503	—	—	1,503
Total external revenues		10,360	468	10,828	1,516	—	12,344
Total inter-segment revenues		13	—	13	180	(193)	—
Total operating revenues (3)		10,373	468	10,841	1,696	(193)	12,344
Operating costs	6	(5,636)	(271)	(5,907)	(1,297)	193	(7,011)
Adjusted EBITDA (4)		4,737	197	4,934	399	—	5,333
Severance, acquisition and other costs	7	(27)	(11)	(38)	(6)	—	(44)
Depreciation and amortization		(2,416)	(198)	(2,614)	(118)	—	(2,732)
Impairment of assets		(11)	—	(11)	—	—	(11)
Adjusted EBIT		2,283	(12)	2,271	275	—	2,546
Finance costs
Interest expense							(913)
Net return on post-employment benefit plans	12						73
Net loss on investments							(3)
Other income	8						96
Income taxes							(503)
Net earnings							1,296
(1)Includes all subsidiaries of Bell CTS with the exception of Ziply Fiber and its subsidiaries.
(2)Includes the results of Ziply Fiber exclusively.
(3)Revenues from Bell CTS Canada and Bell Media are substantially generated in Canada and revenues from Bell CTS U.S. are generated in the U.S.
(4)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

For the six month period ended June 30, 2025	Note	Bell CTS	Bell Media	Inter-segment eliminations	BCE
Operating revenues
External service revenues		8,990	1,449	—	10,439
Inter-segment service revenues		14	169	(183)	—
Operating service revenues		9,004	1,618	(183)	10,439
External/operating product revenues		1,576	—	—	1,576
Total external revenues		10,566	1,449	—	12,015
Total inter-segment revenues		14	169	(183)	—
Total operating revenues (1)		10,580	1,618	(183)	12,015
Operating costs	6	(5,742)	(1,224)	183	(6,783)
Adjusted EBITDA (2)		4,838	394	—	5,232
Severance, acquisition and other costs (3)	7	(273)	(15)	—	(288)
Depreciation and amortization (3)		(2,438)	(121)	—	(2,559)
Impairment of assets (3)		(17)	—	—	(17)
Adjusted EBIT		2,110	258	—	2,368
Finance costs
Interest expense					(865)
Net return on post-employment benefit plans	12				51
Net losses on investments (3)					(10)
Other income (3)	8				280
Income taxes					(497)
Net earnings					1,327
(1)For the six month period ended June 30, 2025, we had two segments, Bell CTS and Bell Media, and their revenues were substantially generated in Canada.
(2)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
(3)We have presented amounts from the previous period to make them consistent with the presentation for the current period.

Schedule of Revenues by Services and Products
The following table presents our revenues disaggregated by type of services and products by segment.

	Three months		Six months
For the period ended June 30	2026	2025	2026	2025
Services (1)
Wireless voice and data	1,725	1,768	3,453	3,517
Wireline data (2) (3)	2,222	2,025	4,427	4,039
Wireline voice (4)	622	624	1,258	1,253
Media (5)	849	773	1,561	1,474
Other wireline services (6)	73	77	142	156
Total services	5,491	5,267	10,841	10,439
Products (7)
Wireless	555	594	1,140	1,218
Wireline (8)	130	224	363	358
Total products	685	818	1,503	1,576
Total operating revenues	6,176	6,085	12,344	12,015
(1)Our service revenues are generally recognized over time.
(2)Includes Internet protocol television revenues.
(3)Wireline data for the three and six month periods ended June 30, 2026 include $197 million and $392 million of revenues from Bell CTS U.S., respectively.
(4)Wireline voice for the three and six month periods ended June 30, 2026 include $34 million and $70 million of revenues from Bell CTS U.S., respectively.
(5)Includes streaming revenues.
(6)Other wireline services for the three and six month periods ended June 30, 2026 include $3 million and $6 million of revenues from Bell CTS U.S., respectively.
(7)Our product revenues are generally recognized at a point in time.
(8)Included in the three and six month periods ended June 30, 2026 and June 30, 2025 are revenues from finance leases related to our artificial intelligence (AI) facilities.